Non-current assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 33,321	€ 32,735	€ 35,235
Other assets	8,595	11,070	10,138
Total non-current assets held for sale	4,089	4,445	4,601
Loss on disposal of real estate assets	43	171	232
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	4,089	4,445	4,588
Other tangible assets held for sale	438	364	103
Other assets	0	0	13
Total non-current assets held for sale	4,089	4,445	4,601
Non-current assets held for sale | Spain
Gains Or Losses On Assets Held For Sale [Line Items]
Loss on disposal of real estate assets			180
Non-current assets held for sale | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	3,651	4,081	4,485
Non-current assets held for sale | Foreclosed assets | Spain
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 3,120	€ 3,485	€ 3,667